Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000247359 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247359 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247359 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247359 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000247359 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247359 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000247359 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000247358 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247358 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247358 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247358 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000247358 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247358 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	81.80%
C000247358 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000247361 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000247361 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247361 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247361 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000247361 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000247361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000247361 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000247361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000247361 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247361 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247361 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247361 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247362 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000247362 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000247362 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000247365 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(15.80%)
C000247365 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247365 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	113.70%
C000247365 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000247365 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000247365 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000247365 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000247365 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000247365 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247365 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247364 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(15.80%)
C000247364 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247364 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	113.70%
C000247364 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000247364 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000247364 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000247364 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000247364 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000247364 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000247364 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247368 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000247368 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247368 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247368 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000247368 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000247368 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000247368 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000247368 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000247368 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247368 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247368 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247368 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247368 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247369 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000247369 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247369 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247369 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000247369 | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000247369 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000247369 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000247369 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000247369 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000247369 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247369 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000247369 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247369 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.80%